Goodwill and Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 175.7	$ 109.5
Policies in force
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	256.2	256.2
Accumulated Amortization	100.7	64.1
Net Carrying Amount	155.5	192.1
Agency relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	159.2	159.2
Accumulated Amortization	31.3	19.9
Net Carrying Amount	127.9	139.3
Software rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	79.1	79.1
Accumulated Amortization	29.4	18.8
Net Carrying Amount	49.7	60.3
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34.8	34.8
Accumulated Amortization	13.7	6.1
Net Carrying Amount	21.1	28.7
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	529.3	529.3
Accumulated Amortization	175.1	108.9
Net Carrying Amount	$ 354.2	$ 420.4